6. Trade accounts receivable (Details 2) - BRL (R$) R$ in Thousands	Dec. 31, 2017	Dec. 31, 2016
TradeAccountsReceivableLineLineItems [Line Items]
Trade receivables gross	R$ 3,031,808	R$ 3,313,721
Current [Member]
TradeAccountsReceivableLineLineItems [Line Items]
Trade receivables gross	2,028,983	2,378,345
Past due for up to 30 days [Member]
TradeAccountsReceivableLineLineItems [Line Items]
Trade receivables gross	271,560	231,024
Past due for up to 60 days [Member]
TradeAccountsReceivableLineLineItems [Line Items]
Trade receivables gross	113,584	107,584
Past due for up to 90 days [Member]
TradeAccountsReceivableLineLineItems [Line Items]
Trade receivables gross	109,568	135,164
Past due for more than 90 days [Member]
TradeAccountsReceivableLineLineItems [Line Items]
Trade receivables gross	R$ 508,113	R$ 461,604